Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Cash flows from operating activities:
Net income	$ 1,539.2	$ 1,060.6	$ 836.2
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	237.5	180.3	162.0
Deferred tax provision	128.7	251.0	79.3
Amortization and impairment of intangible assets	56.4	40.7	40.0
Stock-based compensation	56.1	54.0	55.0
Amortization of debt issuance costs	12.7	12.0	12.2
Gain on sale of business	(262.4)	0.0	0.0
Change in operating assets and liabilities, net of effects from purchases of businesses:
Accounts receivable	(49.4)	(129.8)	16.1
Inventories	(151.0)	10.1	(132.5)
Prepaid expenses and other current assets	(71.6)	45.9	(71.2)
Accounts payable	115.9	24.7	(0.8)
Accrued excise taxes	16.2	5.1	1.6
Other accrued expenses and liabilities	106.0	(116.8)	44.7
Other	(38.3)	(24.1)	38.4
Total adjustments	156.8	353.1	244.8
Net cash provided by operating activities	1,696.0	1,413.7	1,081.0
Cash flows from investing activities:
Purchases of businesses, net of cash acquired	(1,111.0)	(1,316.4)	(310.3)
Purchases of property, plant and equipment	(907.4)	(891.3)	(719.4)
Proceeds from sale of business	575.3	0.0	0.0
Other investing activities	(18.7)	0.3	13.8
Net cash used in investing activities	(1,461.8)	(2,207.4)	(1,015.9)
Cash flows from financing activities:
Purchases of treasury stock	(1,122.7)	(33.8)	0.0
Principal payments of long-term debt	(971.8)	(208.7)	(605.7)
Dividends paid	(315.1)	(241.6)	0.0
Payments of minimum tax withholdings on stock-based payment awards	(64.9)	(38.6)	(28.4)
Payments of debt issuance and other financing costs	(14.1)	(13.3)	(13.8)
Proceeds from issuance of long-term debt	1,965.6	610.0	905.0
Net proceeds from notes payable	197.1	360.6	13.1
Excess tax benefits from stock-based payment awards	131.4	203.4	78.0
Proceeds from shares issued under equity compensation plans	59.7	113.0	63.7
Proceeds from noncontrolling interests	0.0	25.0	115.0
Payment of delayed purchase price arrangement	0.0	0.0	(543.3)
Net cash provided by (used in) financing activities	(134.8)	776.0	(16.4)
Effect of exchange rate changes on cash and cash equivalents	(5.1)	(9.3)	(2.5)
Net increase (decrease) in cash and cash equivalents	94.3	(27.0)	46.2
Cash and cash equivalents, beginning of period	83.1	110.1	63.9
Cash and cash equivalents, end of period	177.4	83.1	110.1
Supplemental disclosures of cash flow information:
Interest	300.4	310.4	325.4
Income taxes, net of refunds received	$ 219.6	$ 80.2	$ 169.5